Organization, operations and basis of presentation - Narrative (Detail)	3 Months Ended
	Mar. 31, 2017 Resort € / shares	Mar. 31, 2017 USD ($) Resort shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 09, 2016 EUR (€) € / shares shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of resorts in portfolio | Resort		13
Number of resorts managed | Resort	8
Ordinary shares, value | $		$ 11,039,000		$ 5,386,000
Ordinary shares, issued | shares		103,464,186		50,481,822
Ordinary shares, par value | € / shares	€ 0.10		€ 0.10
Porto Holdco B.V.
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Ordinary shares, value				$ 11	€ 10
Ordinary shares, issued | shares				100	100
Ordinary shares, par value | (per share)				$ 0.11	€ 0.10